Leases - Additional Information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)	Aug. 31, 2016 ft²
Lessee Lease Description [Line Items]
Operating lease month of expiry of lease	2022-06
Restricted cash		$ 405	$ 405
Right-of-use asset obtained in exchange for operating lease liabilities	$ 300		563
Operating Lease, Expense		$ 2,000	$ 1,800
Eighteen Months [Member]
Lessee Lease Description [Line Items]
Area of real estate property | ft²		6,478
Operating lease term		18 months
CALIFORNIA | Eight Years [Member]
Lessee Lease Description [Line Items]
Area of real estate property | ft²				32,813
Operating lease month of expiry of lease		2025-04
Lease incentive from lessor		$ 4,600
Restricted cash		$ 400